UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7120

        Nuveen Insured Florida Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Florida Premium Income Municipal Fund (NFL)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 1.7% (1.1% of Total Investments)
$ 3,420	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, Residual 1741, 7.213%,	4/16 at 100.00	Aaa	$3,786,385
	4/01/35 – CIFG Insured (IF)

	Health Care – 3.7% (2.4% of Total Investments)
2,000	Brevard County Health Facilities Authority, Florida, Hospital Revenue Bonds, Holmes Regional	10/07 at 100.00	AAA	2,005,260
	Medical Center Project, Series 1996, 5.625%, 10/01/14 – MBIA Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	AAA	2,950,825
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – MBIA Insured
3,015	North Broward Hospital District, Florida, Revenue Refunding and Improvement Bonds, Series	1/09 at 100.00	AAA	3,048,135
	1997, 5.375%, 1/15/24 – MBIA Insured

7,515	Total Health Care			8,004,220

	Housing/Multifamily – 10.2% (6.5% of Total Investments)
975	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing	12/07 at 102.00	Aaa	991,546
	Revenue Refunding Bonds, Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27
	(Alternative Minimum Tax)
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Saxon
	Manor Isles Project, Series 1998B:
1,260	5.350%, 9/01/18 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,270,773
1,000	5.400%, 9/01/23 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,006,650
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding
	Bonds, Saxon Manor Isles Project, Series 1998A, Subseries 1:
1,040	5.350%, 9/01/18 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,048,892
1,400	5.400%, 9/01/23 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.00	AAA	1,409,310
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 – FSA Insured (Alternative Minimum Tax)	9/07 at 101.00	AAA	1,240,861
1,890	5.750%, 9/01/29 – FSA Insured (Alternative Minimum Tax)	9/07 at 101.00	AAA	1,902,795
1,400	Florida Housing Finance Agency, Housing Revenue Bonds, Riverfront Apartments, Series 1997A,	10/07 at 102.00	AAA	1,424,514
	6.250%, 4/01/37 – AMBAC Insured (Alternative Minimum Tax)
1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Turtle Creek Apartments, Series	11/07 at 101.00	AAA	1,007,790
	1996C-1, 6.100%, 5/01/16 – AMBAC Insured (Alternative Minimum Tax)
2,050	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Cobblestone	12/10 at 102.00	Aaa	2,117,179
	Apartments, Series 2000K-1, 6.000%, 12/01/33 (Alternative Minimum Tax)
2,475	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Raintree	9/10 at 102.00	AAA	2,613,377
	Apartments, Series 2000J-1, 5.950%, 3/01/35 (Alternative Minimum Tax)
3,415	Jacksonville, Florida, GNMA Collateralized Housing Revenue Refunding Bonds, Windermere Manor	9/07 at 100.00	AAA	3,443,720
	Apartments, Series 1993A, 5.875%, 3/20/28
1,425	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds,	6/11 at 100.00	AAA	1,459,514
	Country Club Villas II Project, Series 2001-1A, 5.750%, 7/01/27 – FSA Insured (Alternative
	Minimum Tax)
1,065	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Westlake	7/12 at 100.00	AAA	1,073,222
	Apartments Phase II, Series 2002, 5.150%, 7/01/22 – FSA Insured (Alternative Minimum Tax)

21,625	Total Housing/Multifamily			22,010,143

	Housing/Single Family – 0.7% (0.5% of Total Investments)
30	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding	4/09 at 101.00	Aaa	30,241
	Bonds, Series 1999B, 5.250%, 4/01/31 – MBIA Insured (Alternative Minimum Tax)
715	Escambia County Housing Finance Authority, Florida, Multi-County Single Family Mortgage	4/08 at 102.00	Aaa	717,860
	Revenue Bonds, Series 1999, 5.200%, 4/01/32 – MBIA Insured (Alternative Minimum Tax)
4,085	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4 , 0.000%,	1/10 at 24.65	Aaa	861,322
	7/01/30 – FSA Insured (Alternative Minimum Tax)

4,830	Total Housing/Single Family			1,609,423

	Tax Obligation/General – 3.9% (2.5% of Total Investments)
4,940	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay	6/11 at 101.00	AAA	5,115,864
	Bonds, Series 2001C, 5.125%, 6/01/29 – FGIC Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	6/15 at 100.00	AAA	1,970,175
	Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 – AMBAC Insured	2/14 at 100.00	AAA	1,441,083

8,225	Total Tax Obligation/General			8,527,122

	Tax Obligation/Limited – 71.0% (45.4% of Total Investments)
3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%,	7/13 at 100.00	AAA	4,037,282
	7/01/19 – MBIA Insured
3,350	Broward County School Board, Florida, Certificates of Participation, Series 2007A, ROLS	7/17 at 100.00	AAA	3,683,057
	R-858-1, 7.154%, 7/01/32 – FGIC Insured (IF)
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2007A,	7/17 at 100.00	AAA	5,159,650
	5.000%, 7/01/32 – FGIC Insured (UB)
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	1,558,920
	MBIA Insured
3,000	Collier County, Florida, Gas Tax Revenue Bonds, Series 2005, 5.000%, 6/01/22 – AMBAC Insured	6/15 at 100.00	AAA	3,129,120
1,555	DeSoto County, Florida, Capital Improvement Revenue Bonds, Series 2002, 5.250%, 10/01/20 –	4/12 at 101.00	AAA	1,641,396
	MBIA Insured
	Destin, Florida, Capital Improvement Revenue Bonds, Series 2002:
1,000	5.000%, 8/01/27 – MBIA Insured	8/12 at 101.00	Aaa	1,043,930
1,000	5.125%, 8/01/31 – MBIA Insured	8/12 at 101.00	Aaa	1,041,610
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	2/15 at 100.00	AAA	2,594,125
	2/01/22 – MBIA Insured
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue	8/15 at 100.00	AAA	2,567,150
	Program, Series 2005A, 5.000%, 8/01/30 – FSA Insured
1,435	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003A,	7/13 at 101.00	AAA	1,507,984
	5.000%, 7/01/19 – FGIC Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
3,365	5.375%, 11/01/25 – MBIA Insured	11/10 at 101.00	AAA	3,521,473
3,345	5.375%, 11/01/30 – MBIA Insured	11/10 at 101.00	AAA	3,496,395
1,000	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18 – MBIA Insured	11/11 at 101.00	AAA	1,051,390
2,230	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund –	10/09 at 101.00	AAA	2,308,273
	Intermodal Program, Series 1999, 5.500%, 10/01/23 – FGIC Insured (Alternative Minimum Tax)
5,200	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-1-2001, Series 1985E,	12/11 at 101.00	AAA	5,344,092
	4.750%, 12/01/20 – FGIC Insured
1,080	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985B,	12/07 at 101.00	AAA	1,092,571
	5.900%, 12/01/15 (Mandatory put 12/01/10) – FGIC Insured
1,020	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985C,	10/07 at 101.00	AAA	1,031,873
	5.900%, 12/01/15 (Mandatory put 12/01/08) – FGIC Insured
1,500	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 7-3-2000, Series 1985E,	12/10 at 101.00	Aaa	1,577,160
	5.750%, 12/01/20 (Mandatory put 12/01/19) – FGIC Insured
6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	6,133,740
	7/01/29 – MBIA Insured
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AAA	2,081,860
	5/01/23 – AMBAC Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AAA	1,038,990
	10/01/25 – FGIC Insured
2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%,	7/15 at 100.00	AAA	2,697,165
	7/01/22 – MBIA Insured
1,000	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,	5/15 at 102.00	Aaa	1,045,880
	Series 2005, 5.000%, 5/01/25 – MBIA Insured
1,500	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	AAA	1,590,135
	10/01/20 – MBIA Insured
1,280	Lake County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	7/14 at 100.00	AAA	1,327,258
	7/01/21 – AMBAC Insured
	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
1,730	5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	AAA	1,799,702
2,000	5.000%, 10/01/19 – AMBAC Insured	10/12 at 100.00	AAA	2,077,740
1,230	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 –	10/14 at 100.00	Aaa	1,285,633
	FGIC Insured
2,000	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	AAA	2,063,380
	11/01/31 – AMBAC Insured
18,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 1997A, 0.000%,	4/08 at 49.54	AAA	8,650,979
	10/01/21 – MBIA Insured
825	Opa-Locka, Florida, Capital Improvement Revenue Bonds, Series 1994, 7.000%, 1/01/14 –	1/08 at 100.00	AAA	827,120
	FGIC Insured
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%,	8/16 at 100.00	AAA	1,031,070
	8/01/30 – FGIC Insured
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	AAA	1,037,870
	8/01/27 – FGIC Insured
3,180	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/19 – FGIC Insured	1/13 at 100.00	AAA	3,328,124
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	AAA	2,582,450
	XLCA Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – MBIA Insured	4/14 at 100.00	Aaa	2,607,725
5,500	5.000%, 4/01/23 – MBIA Insured	4/14 at 100.00	Aaa	5,709,495
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AAA	2,221,101
	8/01/24 – FGIC Insured
5,340	Palm Beach County, Florida, Administrative Complex Revenue Refunding Bonds, Series 1993,	No Opt. Call	AAA	5,512,429
	5.250%, 6/01/11 – FGIC Insured
	Palm Beach County, Florida, Revenue Refunding Bonds, Criminal Justice Facilities, Series 1993:
2,500	5.375%, 6/01/08 – FGIC Insured	No Opt. Call	AAA	2,533,400
4,000	5.375%, 6/01/10 – FGIC Insured	No Opt. Call	AAA	4,167,160
1,300	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003,	8/13 at 100.00	Aaa	1,356,706
	5.000%, 8/15/21 – FSA Insured
10,000	South Florida Water Management District, Certificates of Participation, Series 2006,	10/16 at 100.00	AAA	10,284,500
	5.000%, 10/01/36 – AMBAC Insured (UB)
4,260	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AAA	4,399,302
	Series 2004A, 5.000%, 7/01/24 – FSA Insured
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,405	5.125%, 10/01/19 – FSA Insured	10/13 at 100.00	Aaa	1,478,383
1,475	5.125%, 10/01/20 – FSA Insured	10/13 at 100.00	Aaa	1,552,039
1,555	5.125%, 10/01/21 – FSA Insured	10/13 at 100.00	Aaa	1,636,218
1,245	Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/22 – FGIC Insured	4/12 at 100.00	AAA	1,285,139
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aaa	4,433,261
	8/01/24 – FSA Insured
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA	2,085,440
12,000	Volusia County, Florida, School Board Certificates of Participation, Series 2007,	8/17 at 100.00	Aaa	12,385,200
	5.000%, 8/01/32 – FSA Insured (UB)
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%, 12/01/24 –	12/14 at 100.00	Aaa	1,855,365
	FSA Insured

157,530	Total Tax Obligation/Limited			153,489,410

	Transportation – 16.9% (10.8% of Total Investments)
9,000	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1, 5.250%, 10/01/26 –	10/11 at 101.00	AAA	9,282,419
	AMBAC Insured (Alternative Minimum Tax)
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	2,223,745
	AMBAC Insured
1,100	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 –	10/07 at 100.00	AAA	1,103,443
	MBIA Insured
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AAA	2,084,920
	Series 2003A, 5.000%, 10/01/17 – FSA Insured
15,025	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 – FSA Insured	10/10 at 101.00	AAA	15,952,191
	(Alternative Minimum Tax)
5,615	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	5,989,577
	5.750%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)

34,890	Total Transportation			36,636,295

	U.S. Guaranteed – 16.9% (10.8% of Total Investments) (4)
5,325	Escambia County Housing Finance Authority, Florida, Dormitory Revenue Bonds, University of West	6/09 at 101.00	AAA	5,563,187
	Florida Foundation Inc., Series 1999, 5.750%, 6/01/31 (Pre-refunded 6/01/09) – MBIA Insured
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series	10/13 at 100.00	AAA	4,188,407
	2003, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
	Florida Housing Finance Corporation, Housing Revenue Bonds, Augustine Club Apartments,
	Series 2000D-1:
1,500	5.500%, 10/01/20 (Pre-refunded 10/01/10) – MBIA Insured	10/10 at 102.00	Aaa	1,600,320
4,750	5.750%, 10/01/30 (Pre-refunded 10/01/10) – MBIA Insured	10/10 at 102.00	Aaa	5,102,783
495	Orange County School Board, Florida, Master Lease Program, Certificates of Participation,	9/07 at 101.00	Aaa	500,584
	Series 1997A, 5.375%, 8/01/22 (Pre-refunded 9/01/07) – MBIA Insured
10,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 0.000%, 9/01/29	9/11 at 34.97	AAA	2,986,800
	(Pre-refunded 9/01/11) – MBIA Insured
1,830	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21	9/13 at 100.00	AAA	1,941,575
	(Pre-refunded 9/01/13) – MBIA Insured
5,715	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	6,492,639
	1992, 6.000%, 10/01/19 – MBIA Insured (ETM)
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
5,000	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	AAA	5,386,400
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	AAA	1,333,284
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	10/07 at 100.00	AAA	1,507,905
	Hospital, Series 1993, 5.125%, 12/01/23 – MBIA Insured (ETM)

41,260	Total U.S. Guaranteed			36,603,884

	Utilities – 5.7% (3.6% of Total Investments)
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%,	No Opt. Call	AAA	5,968,400
	10/01/14 – AMBAC Insured
3,525	Palm Beach County Solid Waste Authority, Florida, Revenue Refunding Bonds, Series 1997A,	No Opt. Call	AAA	3,681,263
	6.000%, 10/01/09 – AMBAC Insured
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – MBIA Insured	10/15 at 100.00	AAA	2,587,075

14,025	Total Utilities			12,236,738

	Water and Sewer – 25.6% (16.4% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 – AMBAC Insured	9/15 at 100.00	Aaa	1,303,525
	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003:
5,000	5.000%, 10/01/21 – MBIA Insured	10/13 at 100.00	AAA	5,221,950
4,500	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AAA	4,667,805
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 – AMBAC Insured	10/13 at 100.00	AAA	972,189
475	5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	AAA	503,809
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 – MBIA Insured	10/13 at 100.00	AAA	1,321,275
1,095	5.000%, 10/01/23 – MBIA Insured	10/13 at 100.00	AAA	1,138,110
1,225	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AAA	1,270,680
1,000	Florida Governmental Utility Authority, Utility System Revenue Bonds, Golden Gate Project,	7/09 at 101.00	Aaa	1,017,200
	Series 1999, 5.000%, 7/01/29 – AMBAC Insured
8,000	Indian River County, Florida, Water and Sewer Revenue Bonds, Series 1993A, 5.250%, 9/01/24 –	9/08 at 102.00	AAA	8,257,759
	FGIC Insured
1,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/14 –	10/13 at 100.00	AAA	1,056,360
	FGIC Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2007B, 5.000%, 10/01/24 –	10/14 at 100.00	AAA	1,557,990
	MBIA Insured
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 – AMBAC Insured	10/13 at 100.00	AAA	1,507,884
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20 –	10/13 at 100.00	Aaa	2,104,460
	MBIA Insured
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 – MBIA Insured	10/13 at 100.00	AAA	1,442,259
1,000	5.250%, 10/01/18 – MBIA Insured	10/13 at 100.00	AAA	1,060,650
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	AAA	1,827,683
	5.000%, 10/01/20 – MBIA Insured
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 – MBIA Insured	10/13 at 100.00	AAA	1,060,090
500	5.250%, 10/01/20 – MBIA Insured	10/13 at 100.00	AAA	530,045
500	5.250%, 10/01/21 – MBIA Insured	10/13 at 100.00	AAA	529,625
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 – FGIC Insured	10/14 at 100.00	AAA	1,215,232
	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002:
1,190	5.250%, 5/01/15 – MBIA Insured	5/12 at 100.00	AAA	1,257,223
1,980	5.250%, 5/01/17 – MBIA Insured	5/12 at 100.00	AAA	2,082,227
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21 – MBIA Insured	9/14 at 100.00	Aaa	1,045,420
	Sebring, Florida, Water and Wastewater Revenue Refunding Bonds, Series 2002:
1,360	5.250%, 1/01/17 – FGIC Insured	1/13 at 100.00	AAA	1,443,368
770	5.250%, 1/01/18 – FGIC Insured	1/13 at 100.00	AAA	811,642
500	5.250%, 1/01/20 – FGIC Insured	1/13 at 100.00	AAA	526,790
3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	AAA	4,007,468
	1992, 6.000%, 10/01/19 – MBIA Insured
1,300	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1996, 5.800%, 10/01/11 –	10/07 at 101.00	AAA	1,327,989
	AMBAC Insured
2,000	Village Center Community Development District, Florida, Utility Revenue Bonds, Series 2003,	10/13 at 101.00	AAA	2,121,320
	5.250%, 10/01/23 – MBIA Insured
1,100	Wauchula, Florida, Utility Revenue Bonds, Series 2001A, 5.000%, 10/01/31 – FSA Insured	10/11 at 101.00	AAA	1,137,070

52,655	Total Water and Sewer			55,327,097

$ 345,975	Total Investments (cost $326,903,318) – 156.3%			338,230,717

	Floating Rate Obligations – (8.3)%			(17,990,000)

	Other Assets Less Liabilities – 3.3%			7,182,826

	Preferred Shares, at Liquidation Value – (51.3)%			(111,000,000)

	Net Assets Applicable to Common Shares – 100%			$216,423,543

Forward Swaps outstanding at July 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Morgan Stanley	$3,750,000	Pay	3-Month USD-LIBOR	5.694%	Semi-Annually	6/02/08	6/02/30	$(4,258)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

All of the bonds in the Portfolio of Investments, are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $308,754,425.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$12,820,111
Depreciation	(1,312,198)

Net unrealized appreciation (depreciation) of investments	$11,507,913

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Florida Premium Income Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.